Document And Entity Information	Mar. 11, 2026
Document Information [Line Items]
Entity, Registrant Name	RADNOSTIX, INC.
Document, Type	8-K
Document, Period End Date	Mar. 11, 2026
Entity, Incorporation, State or Country Code	TX
Entity, File Number	0-22923
Entity, Tax Identification Number	74-2763837
Entity, Address, Address Line One	4137 Commerce Circle
Entity, Address, City or Town	Idaho Falls
Entity, Address, State or Province	ID
Entity, Address, Postal Zip Code	83401
City Area Code	505
Local Phone Number	438-2576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001038277